PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks — 97.9%
Aerospace & Defense — 0.9%
AAR Corp.*	30,581	$2,742,198
Mercury Systems, Inc.*(a)	45,500	3,521,700
Moog, Inc. (Class A Stock)	24,544	5,097,052
National Presto Industries, Inc.	4,657	522,283
		11,883,233
Air Freight & Logistics — 0.2%
Forward Air Corp.*(a)	18,051	462,828
Hub Group, Inc. (Class A Stock)	52,730	1,816,021
		2,278,849
Automobile Components — 2.0%
Adient PLC*	70,900	1,707,272
American Axle & Manufacturing Holdings, Inc.*	102,450	615,724
BorgWarner, Inc.	186,900	8,216,124
Dana, Inc.	113,250	2,269,530
Dorman Products, Inc.*(a)	24,131	3,761,540
Fox Factory Holding Corp.*	36,100	876,869
Gentherm, Inc.*	26,319	896,425
LCI Industries	20,838	1,941,060
Patrick Industries, Inc.(a)	28,745	2,973,095
Phinia, Inc.	33,500	1,925,580
Standard Motor Products, Inc.	18,023	735,699
XPEL, Inc.*	21,952	725,953
		26,644,871
Automobiles — 0.1%
Winnebago Industries, Inc.	24,196	809,114
Banks — 8.3%
Ameris Bancorp(a)	55,452	4,065,186
Atlantic Union Bankshares Corp.(a)	123,068	4,343,070
Axos Financial, Inc.*	48,680	4,120,762
Banc of California, Inc.	113,200	1,873,460
BancFirst Corp.(a)	17,867	2,259,282
Bancorp, Inc. (The)*(a)	39,776	2,978,825
Bank of Hawaii Corp.(a)	34,300	2,251,452
BankUnited, Inc.	64,937	2,477,996
Banner Corp.	29,837	1,954,323
Beacon Financial Corp.	72,539	1,719,900
Capitol Federal Financial, Inc.	106,681	677,424
Cathay General Bancorp(a)	59,650	2,863,796
Central Pacific Financial Corp.	23,834	723,124
City Holding Co.	12,518	1,550,605
Community Financial System, Inc.(a)	45,636	2,676,095
Customers Bancorp, Inc.*(a)	25,396	1,660,137
CVB Financial Corp.	113,073	2,138,210
Dime Community Bancshares, Inc.	34,990	1,043,752
Eagle Bancorp, Inc.	24,085	486,999
FB Financial Corp.(a)	36,205	2,018,067
First Bancorp(a)	35,662	1,886,163
First BanCorp. (Puerto Rico)(a)	137,661	3,035,425
First Commonwealth Financial Corp.	90,932	1,550,391
First Financial Bancorp	82,574	2,084,993
First Hawaiian, Inc.(a)	107,632	2,672,503
Fulton Financial Corp.	157,250	2,929,567
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Hanmi Financial Corp.	26,552	$655,569
Heritage Financial Corp.	29,236	707,219
Hilltop Holdings, Inc.	38,459	1,285,300
Hope Bancorp, Inc.	110,695	1,192,185
Independent Bank Corp.	43,535	3,011,316
Lakeland Financial Corp.(a)	22,028	1,414,198
National Bank Holdings Corp. (Class A Stock)	32,819	1,268,126
NBT Bancorp, Inc.	45,117	1,884,086
Northwest Bancshares, Inc.	127,773	1,583,107
OFG Bancorp (Puerto Rico)	38,256	1,663,753
Park National Corp.(a)	12,325	2,003,182
Pathward Financial, Inc.(a)	20,003	1,480,422
Preferred Bank	9,998	903,719
Provident Financial Services, Inc.	114,009	2,198,094
Renasant Corp.(a)	82,045	3,026,640
S&T Bancorp, Inc.	33,429	1,256,596
Seacoast Banking Corp. of Florida(a)	74,957	2,280,941
ServisFirst Bancshares, Inc.	43,371	3,492,667
Simmons First National Corp. (Class A Stock)	124,949	2,395,272
Southside Bancshares, Inc.	24,293	686,277
Stellar Bancorp, Inc.	39,892	1,210,323
Tompkins Financial Corp.	10,913	722,550
Triumph Financial, Inc.*(a)	19,695	985,538
TrustCo Bank Corp.	16,430	596,409
Trustmark Corp.	51,933	2,056,547
United Community Banks, Inc.(a)	104,908	3,288,866
Veritex Holdings, Inc.	47,260	1,584,628
WaFd, Inc.	68,741	2,082,165
Westamerica BanCorp	22,205	1,110,028
WSFS Financial Corp.	48,310	2,605,358
		108,672,588
Beverages — 0.1%
MGP Ingredients, Inc.	11,973	289,627
National Beverage Corp.*	20,203	745,895
		1,035,522
Biotechnology — 2.8%
ACADIA Pharmaceuticals, Inc.*	107,750	2,299,385
ADMA Biologics, Inc.*	206,100	3,021,426
Alkermes PLC*	142,550	4,276,500
Arcus Biosciences, Inc.*	60,673	825,153
Arrowhead Pharmaceuticals, Inc.*	119,400	4,118,106
Catalyst Pharmaceuticals, Inc.*	99,369	1,957,569
Dynavax Technologies Corp.*(a)	87,010	864,009
Krystal Biotech, Inc.*(a)	22,240	3,926,027
Myriad Genetics, Inc.*	82,794	598,601
Protagonist Therapeutics, Inc.*	50,500	3,354,715
Sarepta Therapeutics, Inc.*(a)	85,300	1,643,731
TG Therapeutics, Inc.*(a)	117,150	4,232,044
Veracyte, Inc.*	67,850	2,329,290
Vericel Corp.*	44,036	1,385,813
Vir Biotechnology, Inc.*	84,017	479,737
Xencor, Inc.*	62,305	730,838
		36,042,944
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail — 0.5%
Etsy, Inc.*(a)	85,600	$5,682,984
Kohl’s Corp.(a)	97,800	1,503,186
		7,186,170
Building Products — 2.8%
American Woodmark Corp.*	12,670	845,849
Apogee Enterprises, Inc.	18,995	827,612
Armstrong World Industries, Inc.	37,360	7,322,934
AZZ, Inc.	25,921	2,828,759
CSW Industrials, Inc.(a)	14,510	3,522,303
Gibraltar Industries, Inc.*	25,483	1,600,332
Griffon Corp.	33,755	2,570,443
Hayward Holdings, Inc.*	172,200	2,603,664
Insteel Industries, Inc.	16,743	641,927
Masterbrand, Inc.*	110,637	1,457,089
Quanex Building Products Corp.(a)	39,477	561,363
Resideo Technologies, Inc.*	118,207	5,104,178
Zurn Elkay Water Solutions Corp.	128,800	6,057,464
		35,943,917
Capital Markets — 3.4%
Acadian Asset Management, Inc.	23,131	1,113,989
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	60,850	2,640,890
BGC Group, Inc. (Class A Stock)	315,150	2,981,319
Cohen & Steers, Inc.	23,650	1,551,677
Donnelley Financial Solutions, Inc.*	23,986	1,233,600
MarketAxess Holdings, Inc.	32,270	5,623,047
Moelis & Co. (Class A Stock)	64,050	4,568,046
Piper Sandler Cos.(a)	14,352	4,980,000
PJT Partners, Inc. (Class A Stock)(a)	20,990	3,730,553
StepStone Group, Inc. (Class A Stock)	62,400	4,075,344
StoneX Group, Inc.*(a)	40,075	4,044,369
Victory Capital Holdings, Inc. (Class A Stock)	42,650	2,762,014
Virtu Financial, Inc. (Class A Stock)	68,650	2,437,075
Virtus Investment Partners, Inc.	5,533	1,051,436
WisdomTree, Inc.(a)	104,198	1,448,352
		44,241,711
Chemicals — 2.8%
AdvanSix, Inc.	24,343	471,767
Balchem Corp.	28,025	4,205,431
Celanese Corp.	94,550	3,978,664
Chemours Co. (The)	130,650	2,069,496
Element Solutions, Inc.(a)	196,150	4,937,095
FMC Corp.(a)	107,850	3,626,996
Hawkins, Inc.(a)	18,024	3,293,345
HB Fuller Co.	46,578	2,761,144
Ingevity Corp.*	31,650	1,746,764
Innospec, Inc.	21,619	1,668,122
Koppers Holdings, Inc.	17,669	494,732
Minerals Technologies, Inc.	26,871	1,669,227
Quaker Chemical Corp.(a)	11,955	1,575,071
Sensient Technologies Corp.(a)	36,670	3,441,480
Stepan Co.	18,829	898,143
		36,837,477
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	53,762	$2,479,503
Brady Corp. (Class A Stock)	37,780	2,947,973
CoreCivic, Inc.*	93,423	1,901,158
Deluxe Corp.	38,734	749,890
Enviri Corp.*	70,376	893,071
GEO Group, Inc. (The)*	119,867	2,456,075
Healthcare Services Group, Inc.*	63,189	1,063,471
HNI Corp.(a)	39,397	1,845,750
Interface, Inc.	50,400	1,458,576
Liquidity Services, Inc.*	20,391	559,325
MillerKnoll, Inc.	58,967	1,046,075
OPENLANE, Inc.*	91,787	2,641,630
Pitney Bowes, Inc.(a)	136,775	1,560,603
UniFirst Corp.	12,933	2,162,268
Vestis Corp.	96,750	438,278
		24,203,646
Communications Equipment — 1.1%
Calix, Inc.*	51,300	3,148,281
Digi International, Inc.*(a)	32,048	1,168,470
Extreme Networks, Inc.*	114,028	2,354,678
Harmonic, Inc.*	98,258	1,000,266
NetScout Systems, Inc.*	59,587	1,539,132
Viasat, Inc.*	115,965	3,397,775
Viavi Solutions, Inc.*	192,787	2,446,467
		15,055,069
Construction & Engineering — 2.6%
Arcosa, Inc.(a)	42,323	3,966,088
Dycom Industries, Inc.*	24,978	7,287,581
Everus Construction Group, Inc.*(a)	44,012	3,774,029
Granite Construction, Inc.(a)	37,814	4,146,305
MYR Group, Inc.*(a)	13,400	2,787,602
Sterling Infrastructure, Inc.*(a)	26,270	8,923,394
WillScot Holdings Corp.(a)	157,250	3,319,548
		34,204,547
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.(a)	40,230	2,243,627
Encore Capital Group, Inc.*	19,833	827,829
Enova International, Inc.*	21,603	2,486,289
EZCORP, Inc. (Class A Stock)*	50,532	962,129
Navient Corp.(a)	59,850	787,028
PRA Group, Inc.*	33,743	520,992
PROG Holdings, Inc.	34,479	1,115,740
World Acceptance Corp.*	2,654	448,898
		9,392,532
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	29,628	1,179,491
Chefs’ Warehouse, Inc. (The)*(a)	31,527	1,838,970
Grocery Outlet Holding Corp.*(a)	84,700	1,359,435
PriceSmart, Inc.(a)	21,749	2,635,761
United Natural Foods, Inc.*	52,286	1,966,999
		8,980,656

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.5%
O-I Glass, Inc.*	134,475	$1,744,141
Sealed Air Corp.(a)	127,050	4,491,217
		6,235,358
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.*	31,050	4,795,672
Frontdoor, Inc.*	62,902	4,232,676
Matthews International Corp. (Class A Stock)(a)	26,557	644,804
Mister Car Wash, Inc.*(a)	85,106	453,615
Perdoceo Education Corp.	52,506	1,977,376
Strategic Education, Inc.	20,325	1,748,153
Stride, Inc.*	37,180	5,537,589
		19,389,885
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	62,805	1,142,423
American Assets Trust, Inc.	40,702	827,065
Armada Hoffler Properties, Inc.	72,554	508,603
Essential Properties Realty Trust, Inc.(a)	171,135	5,092,978
Global Net Lease, Inc.	172,210	1,400,067
		8,971,136
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	41,446	1,589,454
Lumen Technologies, Inc.*	815,418	4,990,358
Uniti Group, Inc.*	156,193	955,901
		7,535,713
Electric Utilities — 0.4%
MGE Energy, Inc.	31,550	2,655,879
Otter Tail Corp.(a)	36,549	2,995,922
		5,651,801
Electrical Equipment — 0.5%
Powell Industries, Inc.(a)	8,120	2,475,057
Sunrun, Inc.*(a)	199,250	3,445,033
Vicor Corp.*	19,950	991,914
		6,912,004
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries, Inc.(a)	32,516	5,532,272
Arlo Technologies, Inc.*(a)	90,888	1,540,552
Badger Meter, Inc.(a)	25,453	4,545,397
Benchmark Electronics, Inc.(a)	31,015	1,195,628
CTS Corp.	25,426	1,015,515
ePlus, Inc.	22,744	1,615,052
Insight Enterprises, Inc.*(a)	27,181	3,082,597
Itron, Inc.*	39,480	4,917,629
Knowles Corp.*	74,949	1,747,061
Mirion Technologies, Inc.*(a)	211,200	4,912,512
OSI Systems, Inc.*(a)	13,622	3,395,147
PC Connection, Inc.	9,962	617,544
Plexus Corp.*	23,302	3,371,566
Ralliant Corp.	97,350	4,257,116
Rogers Corp.*	14,455	1,163,049
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*	46,018	$5,297,132
ScanSource, Inc.*	17,831	784,386
TTM Technologies, Inc.*	89,192	5,137,459
Vishay Intertechnology, Inc.	107,800	1,649,340
		55,776,954
Energy Equipment & Services — 1.9%
Archrock, Inc.	151,827	3,994,568
Atlas Energy Solutions, Inc.(a)	64,000	727,680
Bristow Group, Inc.*(a)	21,600	779,328
Cactus, Inc. (Class A Stock)(a)	59,200	2,336,624
Core Laboratories, Inc.(a)	40,498	500,555
Helix Energy Solutions Group, Inc.*	119,325	782,772
Helmerich & Payne, Inc.(a)	86,786	1,917,103
Innovex International, Inc.*	34,268	635,329
Kodiak Gas Services, Inc.	56,750	2,098,048
Liberty Energy, Inc.	141,350	1,744,259
Noble Corp. PLC	108,350	3,064,138
Oceaneering International, Inc.*	86,448	2,142,181
Patterson-UTI Energy, Inc.	305,973	1,584,940
RPC, Inc.	75,967	361,603
Tidewater, Inc.*(a)	39,750	2,119,868
		24,788,996
Entertainment — 0.5%
Cinemark Holdings, Inc.(a)	88,421	2,477,556
Madison Square Garden Sports Corp.*(a)	15,480	3,513,960
		5,991,516
Financial Services — 2.9%
Enact Holdings, Inc.	25,300	970,002
EVERTEC, Inc. (Puerto Rico)	55,082	1,860,670
HA Sustainable Infrastructure Capital, Inc.(a)	107,000	3,284,900
Jackson Financial, Inc. (Class A Stock)	60,160	6,089,997
Mr. Cooper Group, Inc.	55,861	11,774,940
NCR Atleos Corp.*(a)	63,550	2,498,151
NMI Holdings, Inc.*	66,957	2,567,131
Payoneer Global, Inc.*	254,768	1,541,346
Radian Group, Inc.	116,969	4,236,617
Walker & Dunlop, Inc.	29,325	2,452,157
		37,275,911
Food Products — 0.9%
Cal-Maine Foods, Inc.(a)	39,347	3,702,553
Fresh Del Monte Produce, Inc.	28,876	1,002,575
Freshpet, Inc.*	41,950	2,311,865
J & J Snack Foods Corp.(a)	13,592	1,306,055
John B. Sanfilippo & Son, Inc.	8,108	521,182
Simply Good Foods Co. (The)*	79,855	1,982,001
Tootsie Roll Industries, Inc.(a)	16,875	707,400
TreeHouse Foods, Inc.*	38,378	775,619
		12,309,250
Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	20,327	2,737,844

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
MDU Resources Group, Inc.(a)	176,450	$3,142,574
Northwest Natural Holding Co.	35,350	1,588,276
		7,468,694
Ground Transportation — 0.6%
ArcBest Corp.	19,816	1,384,544
Heartland Express, Inc.	39,284	329,200
Hertz Global Holdings, Inc.*(a)	107,350	729,980
Marten Transport Ltd.	49,966	532,638
RXO, Inc.*(a)	141,419	2,175,024
Schneider National, Inc. (Class B Stock)(a)	43,450	919,402
Werner Enterprises, Inc.	52,200	1,373,904
		7,444,692
Health Care Equipment & Supplies — 3.0%
Artivion, Inc.*	36,234	1,534,148
Avanos Medical, Inc.*	41,848	483,763
CONMED Corp.(a)	27,005	1,270,045
Embecta Corp.	50,512	712,724
Enovis Corp.*	49,350	1,497,279
Glaukos Corp.*	49,524	4,038,682
ICU Medical, Inc.*(a)	21,320	2,557,547
Inspire Medical Systems, Inc.*(a)	23,060	1,711,052
Integer Holdings Corp.*	30,253	3,126,042
Integra LifeSciences Holdings Corp.*	59,150	847,620
LeMaitre Vascular, Inc.	17,983	1,573,692
Merit Medical Systems, Inc.*	51,150	4,257,214
Neogen Corp.*	189,600	1,082,616
Omnicell, Inc.*	40,100	1,221,045
QuidelOrtho Corp.*(a)	59,150	1,741,968
STAAR Surgical Co.*(a)	43,250	1,162,128
Tandem Diabetes Care, Inc.*(a)	59,844	726,506
Teleflex, Inc.	38,170	4,670,481
TransMedics Group, Inc.*(a)	29,440	3,303,168
UFP Technologies, Inc.*(a)	6,730	1,343,308
		38,861,028
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*(a)	80,600	1,995,656
AdaptHealth Corp.*	93,765	839,197
Addus HomeCare Corp.*(a)	15,851	1,870,259
AMN Healthcare Services, Inc.*	33,903	656,362
Astrana Health, Inc.*	37,015	1,049,375
Concentra Group Holdings Parent, Inc.	102,774	2,151,060
CorVel Corp.*	26,904	2,082,908
National HealthCare Corp.(a)	10,800	1,312,308
NeoGenomics, Inc.*	114,355	882,821
Pediatrix Medical Group, Inc.*	73,582	1,232,498
Premier, Inc. (Class A Stock)(a)	71,800	1,996,040
Privia Health Group, Inc.*	99,600	2,480,040
Progyny, Inc.*	69,800	1,502,096
RadNet, Inc.*(a)	59,632	4,544,555
Select Medical Holdings Corp.	93,737	1,203,583
U.S. Physical Therapy, Inc.	13,174	1,119,131
		26,917,889
	Shares	Value
Common Stocks (continued)
Health Care REITs — 0.8%
CareTrust REIT, Inc.	187,235	$6,493,310
LTC Properties, Inc.	39,658	1,461,794
Medical Properties Trust, Inc.(a)	430,300	2,181,621
Universal Health Realty Income Trust	11,000	430,870
		10,567,595
Health Care Technology — 0.5%
Certara, Inc.*(a)	105,145	1,284,872
HealthStream, Inc.	20,371	575,277
Schrodinger, Inc.*(a)	48,350	969,901
Waystar Holding Corp.*(a)	99,650	3,778,728
		6,608,778
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.(a)	190,300	2,285,503
DiamondRock Hospitality Co.(a)	178,904	1,424,076
Pebblebrook Hotel Trust	103,481	1,178,649
Ryman Hospitality Properties, Inc.	54,370	4,871,008
Summit Hotel Properties, Inc.	92,399	507,270
Sunstone Hotel Investors, Inc.(a)	165,842	1,553,939
Xenia Hotels & Resorts, Inc.(a)	83,605	1,147,061
		12,967,506
Hotels, Restaurants & Leisure — 2.2%
BJ’s Restaurants, Inc.*(a)	18,975	579,307
Bloomin’ Brands, Inc.	65,918	472,632
Brinker International, Inc.*	38,394	4,863,752
Caesars Entertainment, Inc.*	179,650	4,855,041
Cheesecake Factory, Inc. (The)(a)	39,535	2,160,192
Cracker Barrel Old Country Store, Inc.(a)	19,166	844,454
Dave & Buster’s Entertainment, Inc.*(a)	23,249	422,202
Golden Entertainment, Inc.	17,596	414,914
Monarch Casino & Resort, Inc.	10,839	1,147,200
Papa John’s International, Inc.(a)	28,250	1,360,237
Penn Entertainment, Inc.*	121,350	2,337,201
Pursuit Attractions & Hospitality, Inc.*	18,516	669,909
Sabre Corp.*	343,956	629,439
Shake Shack, Inc. (Class A Stock)*	34,739	3,251,918
Six Flags Entertainment Corp.*(a)	88,400	2,008,448
United Parks & Resorts, Inc.*(a)	23,600	1,220,120
Wendy’s Co. (The)	138,050	1,264,538
		28,501,504
Household Durables — 2.7%
Cavco Industries, Inc.*(a)	6,835	3,969,290
Century Communities, Inc.	22,141	1,403,075
Champion Homes, Inc.*(a)	48,800	3,726,856
Dream Finders Homes, Inc. (Class A Stock)*(a)	24,750	641,520
Ethan Allen Interiors, Inc.(a)	20,623	607,554
Green Brick Partners, Inc.*	26,434	1,952,415
Helen of Troy Ltd.*	20,350	512,820
Installed Building Products, Inc.	19,703	4,859,942
La-Z-Boy, Inc.(a)	35,517	1,218,944
Leggett & Platt, Inc.	118,150	1,049,172
LGI Homes, Inc.*	17,520	905,959

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
M/I Homes, Inc.*	22,793	$3,292,221
Meritage Homes Corp.	61,446	4,450,534
Newell Brands, Inc.(a)	365,900	1,917,316
Sonos, Inc.*	104,393	1,649,409
Tri Pointe Homes, Inc.*	75,555	2,566,603
		34,723,630
Household Products — 0.5%
Central Garden & Pet Co.*	6,816	222,542
Central Garden & Pet Co. (Class A Stock)*	45,052	1,330,386
Energizer Holdings, Inc.(a)	53,000	1,319,170
Reynolds Consumer Products, Inc.(a)	45,400	1,110,938
WD-40 Co.	11,686	2,309,154
		6,292,190
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class A Stock)	29,750	801,168
Clearway Energy, Inc. (Class C Stock)	72,650	2,052,362
		2,853,530
Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.(a)	24,182	1,295,672
LXP Industrial Trust(a)	255,437	2,288,716
Terreno Realty Corp.(a)	90,150	5,116,012
		8,700,400
Insurance — 2.4%
AMERISAFE, Inc.	16,297	714,461
Assured Guaranty Ltd.	38,615	3,268,760
Employers Holdings, Inc.	20,510	871,265
Genworth Financial, Inc.*	354,513	3,155,166
Goosehead Insurance, Inc. (Class A Stock)(a)	21,860	1,626,821
HCI Group, Inc.(a)	9,374	1,799,152
Horace Mann Educators Corp.	35,511	1,604,032
Lincoln National Corp.(a)	145,700	5,876,081
Mercury General Corp.	22,785	1,931,712
Palomar Holdings, Inc.*	23,129	2,700,311
ProAssurance Corp.*	45,594	1,093,800
Safety Insurance Group, Inc.	12,834	907,235
SiriusPoint Ltd. (Sweden)*	90,693	1,640,636
Stewart Information Services Corp.	24,026	1,761,586
Trupanion, Inc.*(a)	29,265	1,266,589
United Fire Group, Inc.	19,348	588,566
		30,806,173
Interactive Media & Services — 0.9%
Angi, Inc.*	32,083	521,670
Cargurus, Inc.*(a)	73,450	2,734,544
Cars.com, Inc.*	49,300	602,446
IAC, Inc.*(a)	58,300	1,986,281
QuinStreet, Inc.*	49,176	760,753
Shutterstock, Inc.	20,791	433,492
TripAdvisor, Inc.*(a)	101,350	1,647,951
Yelp, Inc.*	52,282	1,631,198
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Ziff Davis, Inc.*	35,750	$1,362,075
		11,680,410
IT Services — 0.3%
DigitalOcean Holdings, Inc.*	58,850	2,010,316
DXC Technology Co.*	154,450	2,105,154
Grid Dynamics Holdings, Inc.*	56,200	433,302
		4,548,772
Leisure Products — 0.3%
Acushnet Holdings Corp.(a)	23,650	1,856,289
Sturm Ruger & Co., Inc.	13,924	605,276
Topgolf Callaway Brands Corp.*	121,950	1,158,525
		3,620,090
Life Sciences Tools & Services — 0.2%
Azenta, Inc.*	35,600	1,022,432
BioLife Solutions, Inc.*(a)	32,947	840,478
Cytek Biosciences, Inc.*	96,257	334,012
Fortrea Holdings, Inc.*	78,400	660,128
		2,857,050
Machinery — 4.9%
Alamo Group, Inc.	9,305	1,776,324
Albany International Corp. (Class A Stock)	25,719	1,370,823
Astec Industries, Inc.	19,565	941,663
Enerpac Tool Group Corp.(a)	47,046	1,928,886
Enpro, Inc.(a)	18,177	4,108,002
ESCO Technologies, Inc.(a)	22,298	4,707,331
Federal Signal Corp.	52,503	6,247,332
Franklin Electric Co., Inc.	33,035	3,144,932
Gates Industrial Corp. PLC*	222,450	5,521,209
Greenbrier Cos., Inc. (The)	26,931	1,243,404
Hillenbrand, Inc.	61,359	1,659,147
JBT Marel Corp.	44,880	6,303,396
Kadant, Inc.	10,170	3,026,389
Kennametal, Inc.	65,655	1,374,159
Lindsay Corp.(a)	9,382	1,318,734
Mueller Water Products, Inc. (Class A Stock)	135,000	3,445,200
Proto Labs, Inc.*	20,604	1,030,818
SPX Technologies, Inc.*	42,660	7,968,035
Standex International Corp.	10,511	2,227,281
Tennant Co.	16,095	1,304,661
Titan International, Inc.*	44,126	333,593
Trinity Industries, Inc.	70,553	1,978,306
Worthington Enterprises, Inc.	27,100	1,503,779
		64,463,404
Marine Transportation — 0.2%
Matson, Inc.	27,458	2,707,084
Media — 0.6%
Cable One, Inc.(a)	3,980	704,659
DoubleVerify Holdings, Inc.*	118,389	1,418,300
John Wiley & Sons, Inc. (Class A Stock)(a)	35,400	1,432,638

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Scholastic Corp.	19,669	$538,537
TEGNA, Inc.	142,800	2,903,124
Thryv Holdings, Inc.*	36,725	442,904
		7,440,162
Metals & Mining — 1.4%
Alpha Metallurgical Resources, Inc.*	9,570	1,570,341
Century Aluminum Co.*	46,318	1,359,896
Hecla Mining Co.(a)	571,100	6,910,310
Kaiser Aluminum Corp.	13,861	1,069,515
Materion Corp.	18,088	2,185,211
Metallus, Inc.*(a)	31,033	512,976
SunCoke Energy, Inc.	73,126	596,708
Warrior Met Coal, Inc.(a)	45,406	2,889,638
Worthington Steel, Inc.(a)	28,400	863,076
		17,957,671
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Adamas Trust, Inc.	73,330	511,110
Apollo Commercial Real Estate Finance, Inc.(a)	112,796	1,142,623
Arbor Realty Trust, Inc.(a)	167,850	2,049,449
ARMOUR Residential REIT, Inc.(a)	97,796	1,461,072
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	137,700	2,535,057
Ellington Financial, Inc.(a)	84,930	1,102,391
Franklin BSP Realty Trust, Inc.(a)	71,025	771,332
KKR Real Estate Finance Trust, Inc.	47,558	428,022
PennyMac Mortgage Investment Trust	75,156	921,413
Ready Capital Corp.(a)	134,833	521,804
Redwood Trust, Inc.(a)	112,813	653,187
Two Harbors Investment Corp.(a)	89,829	886,612
		12,984,072
Multi-Utilities — 0.3%
Avista Corp.	70,054	2,648,742
Unitil Corp.	15,411	737,570
		3,386,312
Office REITs — 0.9%
Brandywine Realty Trust(a)	150,011	625,546
Douglas Emmett, Inc.(a)	144,500	2,249,865
Easterly Government Properties, Inc.	37,917	869,437
Highwoods Properties, Inc.	93,300	2,968,806
JBG SMITH Properties(a)	53,861	1,198,407
SL Green Realty Corp.(a)	61,343	3,668,925
		11,580,986
Oil, Gas & Consumable Fuels — 2.4%
California Resources Corp.	62,850	3,342,363
Comstock Resources, Inc.*(a)	69,079	1,369,837
Core Natural Resources, Inc.	44,449	3,710,603
Crescent Energy Co. (Class A Stock)(a)	160,450	1,431,214
CVR Energy, Inc.(a)	26,330	960,518
Dorian LPG Ltd.	32,012	953,958
International Seaways, Inc.(a)	35,300	1,626,624
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Kinetik Holdings, Inc.(a)	38,100	$1,628,394
Magnolia Oil & Gas Corp. (Class A Stock)(a)	160,000	3,819,200
Northern Oil & Gas, Inc.(a)	84,754	2,101,899
Par Pacific Holdings, Inc.*	44,346	1,570,735
Peabody Energy Corp.	105,000	2,784,600
REX American Resources Corp.*	24,686	755,885
SM Energy Co.(a)	99,252	2,478,322
Talos Energy, Inc.*(a)	109,420	1,049,338
Vital Energy, Inc.*	24,731	417,707
World Kinect Corp.(a)	48,470	1,257,796
		31,258,993
Paper & Forest Products — 0.1%
Sylvamo Corp.	29,572	1,307,674
Passenger Airlines — 0.5%
Allegiant Travel Co.*	11,746	713,805
JetBlue Airways Corp.*(a)	254,000	1,249,680
SkyWest, Inc.*	34,876	3,509,223
Sun Country Airlines Holdings, Inc.*	46,521	549,413
		6,022,121
Personal Care Products — 0.2%
Edgewell Personal Care Co.	40,115	816,741
Interparfums, Inc.(a)	15,807	1,555,093
USANA Health Sciences, Inc.*	9,413	259,328
		2,631,162
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.*	31,208	831,693
ANI Pharmaceuticals, Inc.*	14,880	1,363,008
Collegium Pharmaceutical, Inc.*	27,469	961,141
Corcept Therapeutics, Inc.*	80,992	6,731,245
Harmony Biosciences Holdings, Inc.*	34,029	937,839
Innoviva, Inc.*	52,256	953,672
Ligand Pharmaceuticals, Inc.*(a)	16,921	2,997,386
Organon & Co.	224,450	2,397,126
Pacira BioSciences, Inc.*	39,218	1,010,648
Phibro Animal Health Corp. (Class A Stock)	17,550	710,073
Prestige Consumer Healthcare, Inc.*(a)	42,480	2,650,752
Supernus Pharmaceuticals, Inc.*	48,400	2,313,036
		23,857,619
Professional Services — 1.3%
Amentum Holdings, Inc.*(a)	132,400	3,170,980
CSG Systems International, Inc.	23,631	1,521,364
Heidrick & Struggles International, Inc.	17,756	883,716
Korn Ferry	45,182	3,161,836
ManpowerGroup, Inc.	40,400	1,531,160
Robert Half, Inc.	86,350	2,934,173
Verra Mobility Corp.*	137,763	3,402,746
		16,605,975
Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC*(a)	199,957	3,183,316
eXp World Holdings, Inc.(a)	77,650	827,749

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Kennedy-Wilson Holdings, Inc.(a)	105,317	$876,237
Marcus & Millichap, Inc.	21,580	633,373
St. Joe Co. (The)	34,837	1,723,735
		7,244,410
Residential REITs — 0.3%
Centerspace	14,893	877,197
Elme Communities	78,459	1,322,819
NexPoint Residential Trust, Inc.	18,645	600,742
Veris Residential, Inc.(a)	70,129	1,065,961
		3,866,719
Retail REITs — 1.5%
Acadia Realty Trust	113,076	2,278,481
Curbline Properties Corp.(a)	83,572	1,863,656
Getty Realty Corp.	45,111	1,210,328
Macerich Co. (The)(a)	218,300	3,973,060
Phillips Edison & Co., Inc.	108,450	3,723,089
Saul Centers, Inc.	10,878	346,682
SITE Centers Corp.	43,236	389,556
Tanger, Inc.	97,748	3,307,792
Urban Edge Properties	109,816	2,247,934
Whitestone REIT	40,587	498,408
		19,838,986
Semiconductors & Semiconductor Equipment — 3.7%
ACM Research, Inc. (Class A Stock)*	45,450	1,778,459
Alpha & Omega Semiconductor Ltd.*(a)	21,745	607,990
Axcelis Technologies, Inc.*(a)	27,100	2,646,044
CEVA, Inc.*(a)	20,593	543,861
Cohu, Inc.*	40,752	828,488
Diodes, Inc.*	40,350	2,147,023
Enphase Energy, Inc.*(a)	112,900	3,995,531
FormFactor, Inc.*	66,543	2,423,496
Ichor Holdings Ltd.*	29,401	515,106
Impinj, Inc.*(a)	22,360	4,041,570
Kulicke & Soffa Industries, Inc. (Singapore)	45,484	1,848,470
MaxLinear, Inc.*	69,905	1,124,072
PDF Solutions, Inc.*	28,218	728,589
Penguin Solutions, Inc.*(a)	41,630	1,094,036
Photronics, Inc.*	52,471	1,204,209
Qorvo, Inc.*	72,800	6,630,624
Semtech Corp.*	74,796	5,344,174
SiTime Corp.*(a)	18,860	5,682,707
SolarEdge Technologies, Inc.*	51,700	1,912,900
Ultra Clean Holdings, Inc.*	39,550	1,077,738
Veeco Instruments, Inc.*(a)	52,499	1,597,545
		47,772,632
Software — 4.1%
A10 Networks, Inc.	62,296	1,130,672
ACI Worldwide, Inc.*	89,100	4,701,807
Adeia, Inc.	94,459	1,586,911
Agilysys, Inc.*	21,893	2,304,238
Alarm.com Holdings, Inc.*	43,039	2,284,510
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
BlackLine, Inc.*(a)	44,700	$2,373,570
Box, Inc. (Class A Stock)*	125,050	4,035,364
Cleanspark, Inc.*(a)	242,750	3,519,875
Clear Secure, Inc. (Class A Stock)(a)	74,900	2,500,162
InterDigital, Inc.(a)	22,285	7,693,451
LiveRamp Holdings, Inc.*	57,244	1,553,602
MARA Holdings, Inc.*(a)	319,950	5,842,287
N-able, Inc.*	64,288	501,446
NCR Voyix Corp.*(a)	120,650	1,514,158
Progress Software Corp.(a)	37,212	1,634,723
Q2 Holdings, Inc.*	53,900	3,901,821
Sprinklr, Inc. (Class A Stock)*	105,950	817,934
SPS Commerce, Inc.*	32,743	3,409,856
Teradata Corp.*	82,500	1,774,575
		53,080,962
Specialized REITs — 0.7%
Four Corners Property Trust, Inc.(a)	89,625	2,186,850
Millrose Properties, Inc.	103,850	3,490,399
Outfront Media, Inc.(a)	125,604	2,301,065
Safehold, Inc.	39,633	613,915
		8,592,229
Specialty Retail — 3.0%
Academy Sports & Outdoors, Inc.(a)	57,410	2,871,648
Advance Auto Parts, Inc.(a)	51,800	3,180,520
American Eagle Outfitters, Inc.(a)	139,179	2,381,353
Asbury Automotive Group, Inc.*(a)	16,976	4,149,783
Boot Barn Holdings, Inc.*	26,387	4,372,854
Buckle, Inc. (The)(a)	26,227	1,538,476
Caleres, Inc.	29,977	390,900
Group 1 Automotive, Inc.	10,949	4,790,297
Guess?, Inc.(a)	25,075	419,003
MarineMax, Inc.*	17,009	430,838
Monro, Inc.	25,855	464,614
National Vision Holdings, Inc.*	68,358	1,995,370
Sally Beauty Holdings, Inc.*(a)	86,361	1,405,957
Shoe Carnival, Inc.	15,999	332,619
Signet Jewelers Ltd.(a)	35,530	3,408,038
Sonic Automotive, Inc. (Class A Stock)(a)	12,836	976,691
Upbound Group, Inc.(a)	45,499	1,075,141
Urban Outfitters, Inc.*(a)	46,455	3,318,281
Victoria’s Secret & Co.*	69,700	1,891,658
		39,394,041
Technology Hardware, Storage & Peripherals — 1.0%
Corsair Gaming, Inc.*	41,902	373,766
Sandisk Corp.*	119,200	13,374,240
		13,748,006
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	32,100	905,862
G-III Apparel Group Ltd.*	32,906	875,629
Hanesbrands, Inc.*(a)	308,856	2,035,361
Kontoor Brands, Inc.(a)	44,030	3,512,273
Oxford Industries, Inc.(a)	11,980	485,669

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Steven Madden Ltd.(a)	62,747	$2,100,769
Wolverine World Wide, Inc.(a)	70,904	1,945,606
		11,861,169
Tobacco — 0.1%
Universal Corp.	21,490	1,200,646
Trading Companies & Distributors — 1.1%
Air Lease Corp.	90,700	5,773,055
Boise Cascade Co.	32,234	2,492,333
DNOW, Inc.*	92,483	1,410,366
DXP Enterprises, Inc.*	11,092	1,320,724
Rush Enterprises, Inc. (Class A Stock)(a)	52,900	2,828,563
		13,825,041
Water Utilities — 0.5%
American States Water Co.	33,402	2,449,035
California Water Service Group	51,377	2,357,691
H2O America	28,635	1,394,524
Middlesex Water Co.	15,557	841,945
		7,043,195
Wireless Telecommunication Services — 0.3%
Gogo, Inc.*(a)	65,144	559,587
Shenandoah Telecommunications Co.	39,338	527,916
Telephone & Data Systems, Inc.	84,860	3,329,906
		4,417,409

Total Common Stocks (cost $884,056,398)		1,273,759,981
Unaffiliated Exchange-Traded Fund — 1.2%
iShares Core S&P Small-Cap ETF(a)	135,020	16,044,426
(cost $14,974,141)

Total Long-Term Investments (cost $899,030,539)		1,289,804,407
Short-Term Investments — 27.9%
Affiliated Mutual Funds — 27.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	10,163,406	10,163,406
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $352,497,539; includes $351,415,576 of cash collateral for securities on loan)(b)(wb)	352,934,211	352,722,451

Total Affiliated Mutual Funds (cost $362,660,945)		362,885,857

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
3.965%	12/11/25	600	$595,444
(cost $595,354)

Total Short-Term Investments (cost $363,256,299)			363,481,301

TOTAL INVESTMENTS—127.0% (cost $1,262,286,838)			1,653,285,708

Liabilities in excess of other assets(z) — (27.0)%			(351,925,969)

Net Assets — 100.0%			$1,301,359,739

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $343,297,616; cash collateral of $351,415,576 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A8

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
85	Russell 2000 E-Mini Index	Dec. 2025	$10,435,875	$70,605
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9